UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9375
                                   811-9633

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.
              Global Financial Services Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
      Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

                                   Merrill Lynch Global Financial Services, Inc.

Schedule of Investments as of December 31, 2004

                                     Beneficial Interest        Mutual Funds                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            $ 23,533,654        Global Financial Services Portfolio                    $ 76,968,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds (Cost - $53,853,259) - 100.0%         76,968,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost-$53,853,259) - 100.0%            76,968,025

                                                                Liabilities in Excess of Other Assets - (0.0%)              (74,113)
                                                                                                                       ------------
                                                                Net Assets - 100.0%                                    $ 76,893,912
                                                                                                                       ============

Global Financial Services Portfolio

Schedule of Investments as of December 31, 2004

                                                                                                                               Value
Europe                  Industry*                              Shares Held     Common Stocks                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%          Commercial Banks - 0.2%                      1,700     KBC Bancassurance Holding                 $   130,556
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.3%        9,800     Fortis                                        271,075
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Belgium                401,631
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%          Commercial Banks - 1.0%                     26,100     Danske Bank A/S                               800,043
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Denmark                800,043
------------------------------------------------------------------------------------------------------------------------------------
France - 0.1%           Insurance - 0.1%                               700     CNP Assurances                                 50,143
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in France                  50,143
------------------------------------------------------------------------------------------------------------------------------------
Germany - 8.3%          Capital Markets - 4.9%                     188,900     MLP AG                                      3,746,161
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 3.4%                            66,800     Hannover Rueckversicherung AG
                                                                               Registered Shares                           2,610,439
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Germany              6,356,600
------------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.4%          Commercial Banks - 0.4%                      9,700     OTP Bank Rt                                   298,958
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Hungary                298,958
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.0%          Commercial Banks - 1.0%                     24,500     Allied Irish Banks Plc                        509,941
                                                                     8,700     Anglo Irish Bank Corp. Plc                    210,848
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Ireland                720,789
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.9%      Commercial Banks - 0.3%                      9,400     ABN AMRO Holding NV                           249,023
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.6%       15,900     ING Groep NV CVA                              481,085
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in the Netherlands        730,108
------------------------------------------------------------------------------------------------------------------------------------
Russia - 1.2%           Commercial Banks - 1.2%                      1,840     Sberbank RF                                   903,440
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Russia                 903,440
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.3%            Commercial Banks - 0.3%                      3,700     Banco Popular Espanol SA                      243,917
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                             1,500     Corp Mapfre SA                                 22,101
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Spain                  266,018
------------------------------------------------------------------------------------------------------------------------------------
Turkey - 3.3%           Commercial Banks - 3.3%                410,784,600     Akbank TAS                                  2,543,605
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Turkey               2,543,605
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 11.2%  Capital Markets - 0.3%                       8,400     Close Brothers Group Plc                      118,454
                                                                     2,900     Man Group Plc                                  81,957
                                                                                                                         -----------
                                                                                                                             200,411
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.8%                        700     Barclays Plc                                    7,875
                                                                   148,700     Lloyds TSB Group Plc                        1,350,365
                                                                    25,100     London Scottish Bank Plc                       59,996
                                                                                                                         -----------
                                                                                                                           1,418,236
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 1.2%                     36,000     Cattles Plc                                   253,657
                                                                    53,400     Provident Financial Plc                       688,953
                                                                                                                         -----------
                                                                                                                             942,610
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                            73,456     Legal & General Group Plc                     155,131
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage Finance - 7.7%          387,900     Kensington Group Plc                        3,548,638
                                                                   157,600     Northern Rock Plc                           2,364,635
                                                                                                                         -----------
                                                                                                                           5,913,273
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in the United
                                                                               Kingdom                                     8,629,661
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Europe - 28.2%      21,700,996
                        ------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio

                                                                                                                               Value
North America           Industry*                              Shares Held     Common Stocks                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 12.3%         Insurance - 12.3%                           85,300     ACE Ltd.                                  $ 3,646,575
                                                                    13,500     Everest Re Group Ltd.                       1,209,060
                                                                       700     Montpelier Re Holdings Ltd.                    26,915
                                                                       700     PartnerRe Ltd.                                 43,358
                                                                    69,900     RenaissanceRe Holdings Ltd.                 3,640,392
                                                                    11,300     XL Capital Ltd. Class A                       877,445
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Bermuda              9,443,745
------------------------------------------------------------------------------------------------------------------------------------
United States - 29.9%   Capital Markets - 5.6%                      33,700   + Affiliated Managers Group                   2,282,838
                                                                     9,000     The Bear Stearns Cos., Inc.                   920,790
                                                                     4,000     Federated Investors, Inc. Class B             121,600
                                                                     1,500     Goldman Sachs Group, Inc.                     156,060
                                                                     9,600     Lehman Brothers Holdings, Inc.                839,808
                                                                                                                         -----------
                                                                                                                           4,321,096
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.0%                        500     Banknorth Group, Inc.                          18,300
                                                                       300     U.S. Bancorp                                    9,396
                                                                                                                         -----------
                                                                                                                              27,696
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 2.9%                     22,400     Capital One Financial Corp.                 1,886,304
                                                                    11,200     MBNA Corp.                                    315,728
                                                                                                                         -----------
                                                                                                                           2,202,032
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 5.3%                               500     Arthur J Gallagher & Co.                       16,250
                                                                    15,100     Bristol West Holdings, Inc.                   302,000
                                                                       200     Brown & Brown, Inc.                             8,710
                                                                     1,700     Hilb Rogal & Hobbs Co.                         61,608
                                                                   145,500     PXRE Group Ltd.                             3,668,055
                                                                       200     The Progressive Corp.                          16,968
                                                                     1,000     Protective Life Corp.                          42,690
                                                                                                                         -----------
                                                                                                                           4,116,281
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate - 12.1%                          2,300     AMB Property Corp.                             92,897
                                                                   145,700     American Home Mortgage Investment Corp.     4,990,225
                                                                     1,200     Equity Office Properties Trust                 34,944
                                                                   185,600     Friedman Billings Ramsey Group, Inc.
                                                                               Class A                                     3,598,784
                                                                    12,590     General Growth Properties, Inc.               455,254
                                                                     2,400     New Century Financial Corp.                   153,384
                                                                                                                         -----------
                                                                                                                           9,325,488
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage Finance - 4.0%           39,000     Freddie Mac                                 2,874,300
                                                                     1,500     MGIC Investment Corp.                         103,365
                                                                     1,900     The PMI Group, Inc.                            79,325
                                                                                                                         -----------
                                                                                                                           3,056,990
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in the United
                                                                               States                                     23,049,583
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in North
                                                                               America - 42.2%                            32,493,328
                        ------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio

                                                                                                                               Value
Pacific Basin/Asia      Industry*                              Shares Held     Common Stocks                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%        Commercial Banks - 0.1%                      2,400     National Australia Bank Ltd.              $    54,221
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Australia               54,221
------------------------------------------------------------------------------------------------------------------------------------
China - 0.2%            Real Estate - 0.2%                         461,100     Beijing Capital Land Ltd.                     134,960
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in China                  134,960
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%        Commercial Banks - 0.1%                      3,400     Hang Seng Bank Ltd.                            47,242
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                            85,000     China Insurance International Holdings
                                                                               Co., Ltd.                                      34,994
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.6%                       1,214,000     China Resources Land Ltd.                     206,168
                                                                   669,300     Hopson Development Holdings Ltd.              243,258
                                                                                                                         -----------
                                                                                                                             449,426
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Hong Kong              531,662
------------------------------------------------------------------------------------------------------------------------------------
India - 2.8%            Commercial Banks - 2.8%                     17,800     HDFC Bank Ltd.                                212,458
                                                                   230,000     ICICI Bank Ltd.                             1,961,640
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in India                2,174,098
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 3.7%        Commercial Banks - 3.7%                  9,030,600     Bank Central Asia Tbk PT                    2,894,267
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Indonesia            2,894,267
------------------------------------------------------------------------------------------------------------------------------------
Japan - 4.2%            Capital Markets - 0.4%                      23,500     Nomura Holdings Inc.                          342,627
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.8%                     98,000   + The Bank of Yokohama Ltd.                     617,820
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 2.7%                      4,900     Aeon Credit Service Co., Ltd.                 364,858
                                                                     6,000     Aiful Corp.                                   659,900
                                                                    27,600     Credit Saison Co., Ltd.                     1,004,665
                                                                                                                         -----------
                                                                                                                           2,029,423
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.3%                                16     Millea Holdings Inc.                          237,338
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Japan                3,227,208
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 17.1%     Commercial Banks - 10.3%                   333,300     Daegu Bank                                  2,318,161
                                                                   104,400     Hana Bank                                   2,601,932
                                                                    97,200     Industrial Bank of Korea                      681,677
                                                                   299,200     Pusan Bank                                  2,297,759
                                                                                                                         -----------
                                                                                                                           7,899,529
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 6.8%                           527,050     Korean Reinsurance Co.                      2,390,359
                                                                   169,600     Oriental Fire & Marine Insurance Co.,
                                                                               Ltd.                                        2,842,504
                                                                                                                         -----------
                                                                                                                           5,232,863
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in South Korea         13,132,392
                        ------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in the Pacific
                                                                               Basin/Asia - 28.8%                         22,148,808
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Investments
                                                                               (Cost - $53,236,540**) - 99.2%             76,343,132
                                                                               Other Assets Less Liabilities - 0.8%          624,893
                                                                                                                         -----------
                                                                               Net Assets - 100.0%                       $76,968,025
                                                                                                                         ===========


* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $     54,268,845
                                                               ================
      Gross unrealized appreciation                            $     22,329,261
      Gross unrealized depreciation                                    (254,974)
                                                               ----------------
      Net unrealized appreciation                              $     22,074,287
                                                               ================

Global Financial Services Portfolio

Schedule of Investments as of December 31, 2004 (concluded)    (in U.S. dollars)

+     Non-income producing security.

      Investments in companies considered to be an affiliate of the Porfolio (such companies are defined as "Affiliated companies "in section Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                        Interest
      Affiliate                                        Net Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash
      Sweep Series I                                            --         $988

      Merrill Lynch Liquidity Series, LLC Money
      Market Series                                             --         $189
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Global Financial Services Fund, Inc. and
    Global Financial Services Master Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    President
    Merrill Lynch Global Financial Services Fund, Inc. and
    Global Financial Services Master Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global Financial Services Fund, Inc. and
    Global Financial Services Master Trust

Date: February 24, 2005